Summary of significant accounting policies, estimates and judgments - Summary of Bank's Significant Exposures to Financial Instruments (Detail) - CDOR [Member] $ in Millions	Nov. 01, 2021 CAD ($)
Statement [Line Items]
Non-derivative financial assets	$ 9,226
Non-derivative financial liabilities	14,797
Derivative notional	$ 1,460,770